Unaudited consolidated statement of changes in equity - CNY (¥) ¥ in Thousands	Share capital	Additional paid-in capital.	Merger reserve	Treasury shares	Share-based payments reserve	Translation reserve	PRC statutory reserve	Accumulated losses	Total	Non-controlling interests.	Total
Balance at the beginning at Jun. 30, 2020	¥ 69	¥ 162,373	¥ 117,912	¥ (19,393)	¥ 486,438	¥ (5,395)	¥ 46,422	¥ (1,125,055)	¥ (336,629)	¥ 13,583	¥ (323,046)
Changes in equity for the period ended June 30
Profit/(loss) for the period								(1,529,997)	(1,529,997)	(10,600)	(1,540,597)
Other comprehensive (loss) / income for the period						(38,557)			(38,557)	(1,532)	(40,089)
Total comprehensive income/(loss) for the period						(38,557)		(1,529,997)	(1,568,554)	(12,132)	(1,580,686)
Capital injection from shareholders	1	1,193							1,194		1,194
Consolidation of special purpose vehicles		973		(973)
Issuance of ordinary shares relating to initial public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs	9	4,178,851							4,178,860		4,178,860
Release of ordinary shares from share award scheme	5	(18,065)		18,060
Conversion of Series A preferred shares into Class A ordinary shares	8	3,963,835							3,963,843		3,963,843
Equity settled share-based transactions					250,360				250,360		250,360
Acquisition of a subsidiary with non-controlling interests										(4,021)	(4,021)
Appropriation to statutory reserve							17,753	(17,753)
Balance at the end at Mar. 31, 2021	92	8,289,160	117,912	(2,306)	736,798	(43,952)	64,175	(2,672,805)	6,489,074	(2,570)	6,486,504
Balance at the beginning at Jun. 30, 2021	92	8,289,160	117,912	(2,306)	767,757	(20,006)	64,648	(2,558,291)	6,658,966	(6,812)	6,652,154
Changes in equity for the period ended June 30
Profit/(loss) for the period								433,333	433,333	(2,043)	431,290
Other comprehensive (loss) / income for the period						(3,825)			(3,825)	1,863	(1,962)
Total comprehensive income/(loss) for the period						(3,825)		433,333	429,508	(180)	429,328
Release of ordinary shares from share award scheme		(670)		670
Equity settled share-based transactions					68,427				68,427		68,427
Appropriation to statutory reserve							24,460	(24,460)
Dividend declared		(306,255)							(306,255)		(306,255)
Exercise of options		482							482		482
Repurchase of shares				(54,704)					(54,704)		(54,704)
Balance at the end at Mar. 31, 2022	¥ 92	¥ 7,982,717	¥ 117,912	¥ (56,340)	¥ 836,184	¥ (23,831)	¥ 89,108	¥ (2,149,418)	¥ 6,796,424	¥ (6,992)	¥ 6,789,432